Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2012
Parent Company Only Financial Statements
Note 25.	Parent Company Only Financial Statements

The following balance sheets, statements of income and statements of cash flows for Independent Bank Group, Inc. should be reread in conjunction with the consolidated financial statements and the notes thereto.

Balance Sheets

	December 31,
Assets	2012	2011	2010
Cash and cash equivalents	$1,396	$4,375	$2,713
Investment in subsidiaries	173,724	120,711	108,119
Investment in Trusts	547	438	438
Other assets	987	325	34

Total assets	$176,654	$125,849	$111,304

Liabilities and Stockholders’ Equity
Notes payable	$12,250	$7,500	$9,000
Other borrowings	20,788	17,103	11,383
Junior subordinated debentures	18,147	14,538	14,538
Other liabilities	959	711	339

Total liabilities	52,144	39,852	35,260

Stockholders’ equity:
Common stock	83	69	69
Additional paid-in capital	88,791	59,196	58,149
Retained earnings	33,290	24,594	16,984
Treasury stock	(232)	(24)	(24)
Accumulated other comprehensive income	2,578	2,162	866

Total stockholders’ equity	124,510	85,997	76,044

Total liabilities and stockholders’ equity	$176,654	$125,849	$111,304

Statements of Income

	Years Ended December 31,
	2012	2011	2010
Interest expense:
Interest on notes payable and other borrowings	$1,720	$1,270	$981
Interest on junior subordinated debentures	531	480	484

Total interest expense	2,251	1,750	1,465

Noninterest income:
Dividends from subsidiaries	25,634	10,690	7,584
Other	24	33	15

	25,658	10,723	7,599
Noninterest expense:
Salaries and employee benefits	1,163	1,028	1,041
Professional fees	—	168	54
Acquisition expense, including legal	1,401	—	668
Other	36	155	57

Total noninterest expense	2,600	1,351	1,820

Net income before equity in undistributed income of subsidiaries	20,807	7,622	4,314

Equity in undistributed (loss) income of subsidiaries	(3,430)	6,078	8,802

Net income	$17,377	$13,700	$13,116

Statements of Cash Flows

	Years Ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$17,377	$13,700	$13,116
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net loss (income) of subsidiaries	3,430	(6,078)	(8,802)
Stock grants amortized	643	572	597
Net change in other assets	(523)	184	5
Net change in other liabilities	9	372	(272)

Net cash provided by operating activities	20,936	8,750	4,644

Cash flows from investing activities:
Capital investment in subsidiaries	(2,050)	(5,215)	—
Cash received from acquired company	39	—	—
Cash paid in acquisitions	(46,600)	—	(361)

Net cash used in investing activities	(48,611)	(5,215)	(361)

Cash flows from financing activities:
Repayments of other borrowings	(3,245)	(3,513)	(2,072)
Proceeds from other borrowings	11,680	7,730	—
Treasury stock purchased	(208)	—	(1)
Proceeds from issuance of common stock	25,150	—	—
Dividends paid	(8,681)	(6,090)	(4,244)

Net cash provided by (used in) financing activities	24,696	(1,873)	(6,317)

Net change in cash and cash equivalents	(2, 979)	1,662	(2,034)

Cash and cash equivalents at beginning of year	4,375	2,713	4,747

Cash and cash equivalents at end of year	$1,396	$4,375	$2,713